Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	$ 10,274
Balance at the end	9,152	$ 10,274
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	16,168	10,396
Additions through business combinations		4,172
Additions	4,016	1,868
Disposals	(996)	(268)
Balance at the end	19,188	16,168
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(5,894)	(2,744)
Depreciation expense	4,729	3,153
Disposals	587	3
Balance at the end	(10,036)	(5,894)
Office furniture and computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	2,285
Balance at the end	2,002	2,285
Office furniture and computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	4,737	3,329
Additions through business combinations		540
Additions	846	893
Disposals	(217)	(25)
Balance at the end	5,366	4,737
Office furniture and computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(2,452)	(1,371)
Depreciation expense	976	1,081
Disposals	64	0
Balance at the end	(3,364)	(2,452)
Software and books
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	45
Balance at the end	24	45
Software and books | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	458	417
Additions through business combinations		2
Additions	0	41
Disposals	0	(2)
Balance at the end	458	458
Software and books | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(413)	(314)
Depreciation expense	21	99
Disposals	0	0
Balance at the end	(434)	(413)
Stockroom and production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	7,692
Balance at the end	6,961	7,692
Stockroom and production equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	10,451	6,255
Additions through business combinations		3,619
Additions	3,170	808
Disposals	(754)	(231)
Balance at the end	12,867	10,451
Stockroom and production equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(2,759)	(872)
Depreciation expense	3,670	1,889
Disposals	523	2
Balance at the end	(5,906)	(2,759)
Tradeshow equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	0
Balance at the end	0	0
Tradeshow equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	47	47
Additions through business combinations		0
Additions	0	0
Disposals	0	0
Balance at the end	47	47
Tradeshow equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(47)	(41)
Depreciation expense	0	6
Disposals	0	0
Balance at the end	(47)	(47)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	252
Balance at the end	165	252
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	475	348
Additions through business combinations		11
Additions	0	126
Disposals	(25)	(10)
Balance at the end	450	475
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(223)	(146)
Depreciation expense	62	78
Disposals	0	1
Balance at the end	$ (285)	$ (223)